NOTE 20 EQUITY (Details 6)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 20 EQUITY
Risk-free interest rate	0.24% - 0.34%	1.56% – 1.67%	1.87%
Expected life	2 years	2 years	2 years
Expected volatility	100.00%	100.00%	100.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%